Condensed Consolidated Statements of Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals) - Isos Acquisition Corporation	3 Months Ended
Mar. 31, 2021 shares
Sale of Units through initial public offering	22,500,000
Sale of Units through over-allotment	2,983,700
Sale of Private Placement Warrants to Sponsor in private placement	5,397,828